Northern Lights Variable Trust

TOPS Protected Balanced ETF Portfolio

TOPS Protected Moderate Growth ETF Portfolio

TOPS Protected Growth ETF Portfolio

Incorporated herein by reference is the definitive version of the prospectus for the TOPS Protected Balanced ETF Portfolio, TOPS Protected Moderate Growth ETF Portfolio and TOPS Protected Growth ETF Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 17, 2012 (SEC Accession No. 0000910472-12-001144).